Income Taxes (Details) - Schedule of Reconciliation of the Statutory Federal Income Tax Rate (Benefit) to Effective Tax Rate (Benefit)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) [Abstract]
Statutory federal income tax rate	21.00%	21.00%
Change in valuation allowance	7.20%	(21.00%)
Income Taxes Benefit	28.20%	0.00%